Note 15 - Stock Options and Stock-based Employee Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Share Based Compensation Arrangement by Stock Options and Restricted Stock Units Outstanding and Available for Future Issuance [Table Text Block]		<table style="margin-right: 15%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;" cellspacing="0" cellpadding="0" border="0"> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="6" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> December 31, </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom;"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> (in thousands) </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom;"> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> Stock Options and RSUs Outstanding </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 59.9%;"> 2011 Plan </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 4,558 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 263 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Non-Plan </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 10 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 10 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> Total Outstanding </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 4,568 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 273 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> Available for Future Grants under 2011 Plan </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 1,453 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 15%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 1,623 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> </table>
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	4,417	$6.73
Granted	1,144	4.20
Forfeited or expired	(5)	467.57
Outstanding at September 30, 2019	5,556	$5.80	9.2

Vested and exercisable at September 30, 2019	70	$128.45	6.3

Vested and expected to vest at September 30, 2019	5,245	$5.79	9.2

			Weighted-
		Weighted-	Average
(in thousands, except for weighted-average data)		Average	Remaining
Stock Options	Shares	Exercise Price	Contractual Term (In Yrs)

Outstanding at January 1, 2018	84	$163.20
Granted	4,337	4.22
Forfeited or expired	(4)	617.75
Outstanding at December 31, 2018	4,417	$6.73	9.9

Vested and exercisable at December 31, 2018	63	$171.87	6.5

Vested and expected to vest at December 31, 2018	4,243	$6.78	9.9

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
(in thousands, except for weighted-average data) Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2019	151	$4.29
Awarded	249	3.95
Vested	(95)	3.95
Cancelled	(144)	4.33
Unvested at September 30, 2019	161	$4.04

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2018	190	$4.33
Awarded	56	4.22
Vested	(95)	4.33
Unvested at December 31, 2018	151	$4.29

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018

Research and development	$574	$29	$1,613	$169
General and administrative	1,365	116	3,595	534
Total	$1,939	$145	$5,208	$703

	Year Ended December 31,
(in thousands)	2018	2017

Research and development	$232	$837
Selling, general and administrative	723	724
Total	$955	$1,561

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Nine Months Ended September 30,
2019

Weighted average expected volatility	95%
Weighted average expected term (in years)	6.6
Weighted average risk-free interest rate	2.6%
Expected dividends	-

	Year Ended December 31,
	2018	2017

Weighted average expected volatility	93%	79%
Weighted average expected term (in years)	7.0	6.6
Weighted average risk-free interest rate	2.7%	2.2%
Expected dividends	-	-